Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations
The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2018.

	2019	2020	2021	2022	2023	THEREAFTER	TOTAL
Wireline	1,261	821	512	261	81	80	3,016
Wireless	1,737	781	93	44	33	57	2,745
Total	2,998	1,602	605	305	114	137	5,761